OTHER LONG-TERM OBLIGATIONS (Details 2) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Asset Retirement Obligation	5.1	6.0	6.1
Other long-term obligations [Member]
Asset Retirement Obligation	4.2	5.7
Accounts payable and accrued liabilities [Member]
Asset Retirement Obligation	0.9	0.3